FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	9 Months Ended
Sep. 30, 2024
SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS

September 30, 2024	Level 1	Level 3	Total
Cash	$3,997,577	$-	$3,997,577
Equity securities in investee companies	14,286	-	14,286
Derivative liability	-	1,252,005	1,252,005
Total	$4,011,863	$1,252,005	$5,263,868

December 31, 2023	Level 1	Level 3	Total
Cash	$3,093,612	-	$3,093,612
Equity securities in investee companies	$57,143	$132,260	$189,403
Derivative liability	-	4,196,125	4,196,125
Total	$3,150,755	$4,328,385	$7,479,140

SCHEDULE OF FAIR VALUE FOR DERIVATIVE LIABILITY

For the fair value of the derivative liability, reasonable possible changes to the expected volatility, the most significant unobservable input would have the following effects:

Unobservable Inputs	Change	Impact on comprehensive loss
		Nine months ended September 30, 2024	Year ended December 31, 2023
Volatility	20%	$165,428	$291,149